Regulatory Matters (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 1,547	$ 1,779
Total regulatory liabilities	2,876	2,855
Net regulatory assets (liabilities)	$ (1,329)	(1,076)
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related assets
Total regulatory liabilities	$ 1,348	1,262
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Primarily over lives of related assets
Total regulatory liabilities	$ 1,442	1,508
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less
Total regulatory liabilities	$ 7	52
Unamortized Gain On Reacquisition Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related debt
Total regulatory liabilities	$ 26	27
Employee Retirement Costs Over-recovered Since Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Total regulatory liabilities	$ 39
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various
Total regulatory liabilities	$ 14	6
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 328	672
Remaining Rate Recovery/Amortization Period	To be determined
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 193	227
Remaining Rate Recovery/Amortization Period	6 years
Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 99	67
Remaining Rate Recovery/Amortization Period	To be determined
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 223	266
Remaining Rate Recovery/Amortization Period	6 years
Self-Insurance Reserve Incurred Since The Last Rate Review Period (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 373	256
Remaining Rate Recovery/Amortization Period	To be determined
Debt Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 19	25
Remaining Rate Recovery/Amortization Period	Lives of related debt
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 128	149
Remaining Rate Recovery/Amortization Period	6 years
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 31	14
Remaining Rate Recovery/Amortization Period	1 year or less
Wholesale Distribution Substation Service [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 75	55
Remaining Rate Recovery/Amortization Period	To be determined
Unrecovered Expenses Related To COVID-19 [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 35	27
Remaining Rate Recovery/Amortization Period	To be determined
Recoverable Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 16	9
Remaining Rate Recovery/Amortization Period	Various
Uncollectible Payments From REPs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 9
Remaining Rate Recovery/Amortization Period	To be determined
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 18	$ 12
Remaining Rate Recovery/Amortization Period	Various